Intangible Assets - Summarizes the Movement of Intangibles Assets (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Beginning balance	SFr 8,724	SFr 8,724
Additions	3,482	0
Ending balance	12,206	8,724
Licences [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,724	8,724
Additions	3,482	0
Ending balance	SFr 12,206	SFr 8,724